RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Nov. 30, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

7.RELATED PARTY TRANSACTIONS AND BALANCES

Key management compensation

The amounts due to and from related parties are due to the directors and officers of the Company. The balances are unsecured, non-interest bearing and due on demand. These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Key management is comprised of directors and officers of the Company.

As at November 30, 2020, $46,355 (2019 - $10,035) was due to directors and officers of the Company:

	November 30, 2020	November 30, 2019
Company controlled by CFO	$3,865	$5,000
CEO of the Company	823	5,035
Director	41,667	—
	$46,355	$10,035

As at November 30, 2020, $2,500 (2019 - $25,070) was due from directors and officers of the Company:

	November 30, 2020	November 30, 2019
Company controlled by Corporate Secretary	$—	$5,250
Director	2,500	19,820
	$2,500	$25,070

As at November 30, 2020, $Nil (2019 - $26,578) prepayment had been made to the CEO of the Company pertaining to expenses to be incurred on behalf of the Company (Note 3).

During the years ended November 30, 2020, 2019 and 2018, the Company entered into the following transactions with related parties:

	November 30, 2020	November 30, 2019	November 30, 2018
Management fees	$114,125	$123,000	$71,842
Consulting fees	166,667	—	—
Accounting fees	22,852	24,490	20,748
Rent	20,000	—	—
Share-based payments	271,993	260,145	—
Salaries and benefits to CEO	133,387	318,790	13,200
	$729,024	$726,425	$105,790

Accounting fees of $22,852 (2019 - $24,490) were paid to a Company controlled by the CFO and rent of $20,000 (2019 - $Nil) was paid to a Company controlled by a Former director. Consulting fees of $166,667 (2019 - $Nil) were paid or accrued to a Director in common shares. During the year ended November 30, 2020, 500,000 shares valued at $125,000 were issued for consulting services to a director of the Company (Note 10).